Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 52,860	$ 52,914
Tier 1 Capital	59,721	59,785
Total Capital	68,566	68,718
TLAC	114,262	114,402
Risk-Weighted Assets	414,145	424,197
Leverage Exposures	$ 1,406,555	$ 1,413,036
CET1 Ratio	12.80%	12.50%
Tier 1 Capital Ratio	14.40%	14.10%
Total Capital Ratio	16.60%	16.20%
TLAC Ratio	27.60%	27.00%
Leverage Ratio	4.20%	4.20%
TLAC Leverage Ratio	8.10%	8.10%